Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended
	Sep. 30, 2019	Aug. 31, 2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$ 345	$ 2,804